SUMMARY OF STOCK OPTION (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning	8,910	7,404
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Term, Outstanding	8 years 4 months 24 days	9 years	9 years 3 months 18 days
Number of options, Granted	6,122	3,750
Weighted Average Exercise Price, Granted	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Term, Granted	10 years	10 years
Number of options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of options, Exercised		(2,244)
Weighted Average Exercise Price, Exercised		$ 0.10
Number of options, Outstanding, Ending	15,032	8,910	7,404
Weighted Average Exercise Price, Outstanding, Ending	$ 0.10	$ 0.10	$ 0.10
Number of options, Exercisable	15,032
Weighted Average Exercise Price, Exercisable	$ 0.10
Weighted Average Remaining Contractual Term, Exercisable	8 years 4 months 24 days